Business Combination, Significant Transaction and Sale of Business (Details 13) - Programa Logistics Systems Ltd [Member] $ in Thousands	Mar. 30, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ 267
Redeemable non-controlling interests	(2,471)
Intangible assets	1,216
Goodwill	3,229
Total assets acquired	$ 2,241